Information Relating to Options Outstanding (Detail) (USD $)	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number of shares	7,080,670
Exercisable Number of shares	2,044,384
Group One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	17.3900
Weighted- average grant date fair value of ordinary shares	17.3900
Outstanding Number of shares	47,640
Outstanding Weighted- average remaining contractual life (years)	0.30
Exercisable Number of shares	47,640
Exercisable Weighted- average remaining contractual	0.30
Group Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	3.6300
Weighted- average grant date fair value of ordinary shares	3.6300
Outstanding Number of shares	1,718,642
Outstanding Weighted- average remaining contractual life (years)	1.82
Exercisable Number of shares	1,082,982
Exercisable Weighted- average remaining contractual	1.82
Group Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	7.3300
Weighted- average grant date fair value of ordinary shares	7.3300
Outstanding Number of shares	1,075,800
Outstanding Weighted- average remaining contractual life (years)	2.53
Exercisable Number of shares	401,800
Exercisable Weighted- average remaining contractual	2.53
Group Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	13.2900
Weighted- average grant date fair value of ordinary shares	13.2900
Outstanding Number of shares	160,850
Outstanding Weighted- average remaining contractual life (years)	2.83
Exercisable Number of shares	74,850
Exercisable Weighted- average remaining contractual	2.83
Group Five
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	16.1650
Weighted- average grant date fair value of ordinary shares	16.1650
Outstanding Number of shares	1,649,738
Outstanding Weighted- average remaining contractual life (years)	3.21
Exercisable Number of shares	380,362
Exercisable Weighted- average remaining contractual	3.21
Group Six
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	20.5150
Weighted- average grant date fair value of ordinary shares	22.9750
Outstanding Number of shares	120,000
Outstanding Weighted- average remaining contractual life (years)	3.86
Exercisable Number of shares	30,000
Exercisable Weighted- average remaining contractual	3.86
Group Seven
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	22.9750
Weighted- average grant date fair value of ordinary shares	22.9750
Outstanding Number of shares	107,000
Outstanding Weighted- average remaining contractual life (years)	3.86
Exercisable Number of shares	26,750
Exercisable Weighted- average remaining contractual	3.86
Group Eight
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	16.3550
Weighted- average grant date fair value of ordinary shares	16.3550
Outstanding Number of shares	1,884,000
Outstanding Weighted- average remaining contractual life (years)	4.15
Exercisable Number of shares	0
Exercisable Weighted- average remaining contractual	0.00
Group Nine
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	15.6150
Weighted- average grant date fair value of ordinary shares	15.6150
Outstanding Number of shares	317,000
Outstanding Weighted- average remaining contractual life (years)	4.86
Exercisable Number of shares	0
Exercisable Weighted- average remaining contractual	0.00